Operating leases (Details Textual) $ in Millions	Dec. 31, 2018 USD ($)
Operating Lease, Weighted Average Remaining Lease Term	6 years 6 months
Spot Charters [Member]
Operating Leases, Future Minimum Payments Receivable	$ 20.7